Morgan Stanley US Government Securities Trust
Morgan Stanley US Government Securities Trust

Morgan Stanley

July 25, 2014

Supplement

SUPPLEMENT DATED JULY 25, 2014 TO THE PROSPECTUS OF
MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
Dated April 30, 2014

The Board of Trustees of Morgan Stanley U.S. Government Securities Trust (the "Fund") has approved (i) the offering of a commission, which will be paid by Morgan Stanley Distribution, Inc., as distributor of the Fund, to certain financial intermediaries as compensation on sales of Class A shares of the Fund of $1 million or more; and (ii) the imposition of a contingent deferred sales charge on Class A shares of the Fund in relation thereto. As a result, effective August 1, 2014, the following changes to the Prospectus are necessary:

The following replaces the "Shareholder Fees" table in the section of the Prospectus entitled "Fund Summary-Fees and Expenses-Shareholder Fees:"

The reference to footnote 2 in the "Annual Fund Operating Expenses" table in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" is hereby replaced with footnote 3.

The references to footnote 3 in the "Annual Fund Operating Expenses" table in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" are hereby replaced with footnote 4.

The references to footnote 4 in the "Annual Fund Operating Expenses" table in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" are hereby replaced with footnote 5.

The footnotes following the "Annual Fund Operating Expenses" table in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" are hereby deleted and replaced with the following:

 *  Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio after fee waiver and/or expense reimbursement of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Shareholder Information—Share Class Arrangements" for more information.

(3)  The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 0.75% to 0.50% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.

 (4)  The Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

(5)  The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class A, 0.86% for Class B, and 0.65% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Shareholder Fees Morgan Stanley US Government Securities Trust	A		B		L	I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%		none		none	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	[1]	5.00%	[2]	none	none
[1]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.50% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information-Share Class Arrangements" for further information about the CDSC waiver categories.
[2]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Shareholder Information-Share Class Arrangements" for a complete discussion of the CDSC.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.